Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents			€ 3,121.1
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		€ 3,532.3	3,121.1
Short-term investments		1,185.8	913.3
Accounts receivable, net		1,786.8	1,498.2
Finance receivables, net		564.5	611.1
Current tax assets		178.7	79.7
Contract assets		231.0	95.9
Inventories, net		3,809.2	3,439.5
Other assets	[1]	842.8	772.6
Total current assets		12,131.1	10,531.4
Finance receivables, net		421.1	275.1
Deferred tax assets			236.3
Other assets	[2]	830.4	806.1
Equity method investments		833.0	915.8
Goodwill		4,541.1	4,541.1
Other intangible assets, net		1,104.4	1,104.0
Property, plant and equipment, net		1,999.3	1,589.5
Right-of-use assets - Operating		205.4	137.6
Right-of-use assets - Finance	[3]	118.5	0.0
Total non-current assets		10,498.5	9,605.5
Total assets		22,629.6	20,136.9
Liabilities and shareholders’ equity
Accounts payable	[4]	1,062.2	964.0
Accrued and other liabilities		1,039.9	911.4
Current tax liabilities		65.6	187.9
Current portion of long-term debt		0.0
Contract liabilities		2,526.4	1,728.6
Total current liabilities		4,694.1	3,791.9
Long-term debt		3,108.3	3,026.5
Deferred and other tax liabilities		234.4	251.2
Contract liabilities		1,759.6	1,224.6
Accrued and other liabilities		241.0	201.7
Total non-current liabilities		5,343.3	4,704.0
Total liabilities		10,037.4	8,495.9
Issued and outstanding shares		38.2	38.6
Share premium		3,772.0	3,741.3
Treasury shares at cost		(1,019.6)	(1,621.8)
Retained earnings		9,523.8	9,197.9
Accumulated other comprehensive income			285.0
Total shareholders’ equity		12,592.2	11,641.0
Total liabilities and shareholders’ equity		22,629.6	20,136.9
Deferred Tax Assets, Gross		657.5	435.2
Deferred Tax Assets, Net of Valuation Allowance		583.9	356.0
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Due to Related Parties		127.4	60.2
Assets
Other assets	[1]	215.2	231.2
Other assets	[2]	585.3	533.4
Right-of-use assets - Finance		€ 107.6	€ 0.0

[1]	1. Other assets - current includes amounts with related parties of €215.2 million and €231.2 million at December 31, 2019 and 2018, respectively.
[2]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.
[3]	3. Right-of-use assets - Finance includes amounts with related parties of €107.6 million and €0.0 million at December 31, 2019 and 2018, respectively.
[4]	4. Accounts Payable includes amounts with related parties of €127.4 million and €60.2 million at December 31, 2019 and 2018, respectively.